Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241224
Shareholder Report [Line Items]
Fund Name	International Equity ETF
Trading Symbol	TOUS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity ETF (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,405,050,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	16.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,405,050 Number of Portfolio Holdings184 Portfolio Turnover Rate16.1%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.8%
Financials	21.8
Health Care	13.9
Information Technology	9.3
Consumer Discretionary	6.0
Materials	5.9
Consumer Staples	5.2
Communication Services	4.7
Energy	4.5
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	3.3%
AstraZeneca	2.5
Renesas Electronics	1.7
Rolls-Royce Holdings	1.6
UniCredit	1.6
TotalEnergies	1.4
Siemens	1.3
Roche Holding	1.3
Unilever	1.3
AXA	1.2

Material Fund Change [Text Block]